Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Information By Segments

Selected financial information consisted of the following:

	TransUnion Corp Successor
	Three Months Ended June 30, 2013		Six Months Ended June 30, 2013
(in millions)	Revenue	Operating income (loss)	Revenue	Operating income (loss)
U.S. Information Services	$187.9	$37.3	$371.6	$80.3
International	61.3	4.1	117.0	6.5
Interactive	51.6	15.9	102.7	31.3
Corporate	—	(17.5)	—	(33.8)

Total	$300.8	$39.8	$591.3	$84.3

	TransUnion Corp Successor		TransUnion Corp Predecessor
	Two Months Ended June 30, 2012		One Month Ended April 30, 2012		Four Months Ended April 30, 2012
(in millions)	Revenue	Operating income (loss)	Revenue	Operating income (loss)	Revenue	Operating income (loss)
U.S. Information Services	$123.2	$33.2	$57.3	$(22.4)	$238.1	$33.2
International	37.5	3.1	20.0	(9.5)	76.6	5.3
Interactive	30.2	11.1	15.1	3.1	58.3	13.0
Corporate	—	(10.4)	—	(37.0)	—	(51.7)

Total	$190.9	$37.0	$92.4	$(65.8)	$373.0	$(0.2)

Selected financial information consisted of the following:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April, 30 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Revenue
U.S. Information Services	$487.4	$238.1	$660.1	$636.0
International	157.8	76.6	216.1	195.8
Interactive	121.8	58.3	147.8	124.7

Total	$767.0	$373.0	$1,024.0	$956.5

Operating income (loss)
U.S. Information Services	$121.9	$33.2	$185.8	$177.1
International	19.1	5.3	66.7	62.7
Interactive	48.7	13.0	56.5	37.7
Corporate	(47.6)	(51.7)	(56.3)	(61.4)

Total	$142.1	$(0.2)	$252.7	$216.1

Income From Continuing Operations Before Income Tax

A reconciliation of operating income to income from operations before income taxes for the periods ended as presented was as follows:

	TransUnion Corp Successor			TransUnion Corp Predecessor
(in millions)	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013	Two Months Ended June 30, 2012	One Month Ended April 30, 2012	Four Months Ended April 30, 2012
Operating income (loss) from segments	$39.8	$84.3	$37.0	$(65.8)	$(0.2)
Non-operating income and expense	(23.4)	(49.6)	(17.9)	(30.5)	(63.7)

Income (loss) from continuing operations before income taxes	$16.4	$34.7	$19.1	$(96.3)	$(63.9)

Selected financial information consisted of the following:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April, 30 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Revenue
U.S. Information Services	$487.4	$238.1	$660.1	$636.0
International	157.8	76.6	216.1	195.8
Interactive	121.8	58.3	147.8	124.7

Total	$767.0	$373.0	$1,024.0	$956.5

Operating income (loss)
U.S. Information Services	$121.9	$33.2	$185.8	$177.1
International	19.1	5.3	66.7	62.7
Interactive	48.7	13.0	56.5	37.7
Corporate	(47.6)	(51.7)	(56.3)	(61.4)

Total	$142.1	$(0.2)	$252.7	$216.1

Reconciliation of operating income (loss) to income from continuing operations before income tax:
Operating income from segments	$142.1	$(0.2)	$252.7	$216.1
Non-operating income and expense	(69.9)	(63.7)	(185.6)	(133.1)

Income (loss) from continuing operations before income tax	$72.2	$(63.9)	$67.1	$83.0

Earning from Equity Method Investments Included in Other Income and Expense, Net

Earning from equity method investments included in other income and expense, net, for the periods presented was as follows:

	TransUnion Corp Successor			TransUnion Corp Predecessor
(in millions)	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013	Two Months Ended June 30, 2012	One Month Ended April 30, 2012	Four Months Ended April 30, 2012
U.S. Information Services	$0.4	$0.8	$0.3	$0.1	$0.5
International	3.8	6.5	2.1	0.9	3.6
Interactive	—	—	—	—	—

Total	$4.2	$7.3	$2.4	$1.0	$4.1

Other income and expense, net, included earnings (losses) from equity method investments as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
U.S. Information Services	$0.9	$0.5	$1.1	$(0.1)
International	7.1	3.6	10.3	8.5
Interactive	—	—	—	—

Total	$8.0	$4.1	$11.4	$8.4

Property, Plant and Equipment, Net Of Accumulated Depreciation and Amortization, By Segment

Property, plant and equipment, net of accumulated depreciation and amortization, by segment, consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
U.S. Information Services	$55.7	$58.0
International	18.4	26.7
Interactive	3.3	3.3
Corporate	43.8	21.0

Total	$121.2	$109.0

Cash Paid For Capital Expenditures, By Segment

Cash paid for capital expenditures, by segment, was as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011
U.S. Information Services	$30.8	$14.3	$54.3
International	8.6	2.4	12.3
Interactive	2.8	1.3	2.1
Corporate	6.6	2.4	5.3

Total	$48.8	$20.4	$74.0

Depreciation and Amortization Expense Of Continuing Operations, By Segment

Depreciation and amortization expense of continuing operations, by segment, was as follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
U.S. Information Services	$78.9	$22.3	$66.9	$63.7
International	25.8	3.7	7.8	6.8
Interactive	5.2	1.3	4.3	4.8
Corporate	5.1	1.9	6.3	6.3

Total	$115.0	$29.2	$85.3	$81.6

Revenue Based On Country

Revenue based on the country where it was earned, was a follows:

	TransUnion Corp Successor	TransUnion Corp Predecessor
(in millions)	Eight Months Ended December 31, 2012	Four Months Ended April 30, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
United States	79%	79%	79%	80%
South Africa	7%	8%	9%	9%
Canada	5%	6%	6%	6%
Other	9%	7%	6%	5%

Long-lived Assets, Othert Than Financial Instruments And Deferred Tax Assets, Based On Location Of Legal Entity That Owns Asset

Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset, was as follows:

	Approximate Percent of Long-Lived Assets
Country	2012	2011	2010
United States	81%	80%	88%
South Africa	5%	5%	7%
Canada	4%	2%	2%
Other	10%	13%	3%